[Letterhead of Orrick, Herrington & Sutcliffe LLP]
December 18, 2009

Securities and Exchange Commission	Lara K. Daly
100 F Street, N.E.	(212) 506-5289
Washington, D.C. 20549	ldaly@orrick.com
Attention: Filing Desk

Re:	American Express Issuance Trust American Express Receivables Financing Corporation V LLC Registration Nos 333-158295; 01 Amendment No. 1 to Registration Statement on Form S-3
Ladies and Gentlemen:
     On behalf of American Express Receivables Financing Corporation V LLC, as Originator of the American Express Issuance Trust, transmitted herewith through the EDGAR system for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 1 to the Registration Statement on Form S-3.
     Should you have any questions or require anything further in connection with this filing, please do not hesitate to contact me at (212) 506-5289.
     Thank you in advance for your attention to this matter.
Very truly yours,
/s/ Lara K. Daly
Lara K. Daly
Enclosure